Deposits (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	January 31, 2024				October 31, 2023
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$183,035	$59,654	$209,500	$452,189	$186,530	$57,614	$197,802	$441,946
Business and government	308,455	16,663	418,654	743,772	316,200	19,056	409,819	745,075
Bank	7,994	688	36,525	45,207	7,996	769	35,901	44,666
	$499,484	$77,005	$664,679	$1,241,168	$510,726	$77,439	$643,522	$1,231,687
Non-interest-bearing (4)
Canada	$128,063	$6,187	$193	$134,443	$132,994	$6,107	$168	$139,269
United States	36,514	–	–	36,514	40,646	–	–	40,646
Europe (5)	11	–	–	11	17	–	–	17
Other International	7,262	–	–	7,262	7,265	–	–	7,265
Interest-bearing (4)
Canada	300,806	14,502	515,934	831,242	302,746	14,641	493,347	810,734
United States	16,206	55,499	83,225	154,930	16,210	55,895	78,837	150,942
Europe (5)	5,154	771	48,402	54,327	5,353	726	51,812	57,891
Other International	5,468	46	16,925	22,439	5,495	70	19,358	24,923
	$499,484	$77,005	$664,679	$1,241,168	$510,726	$77,439	$643,522	$1,231,687

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at January 31, 2024, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $453 billion
, $34

billion
,
$46

billion
an
d $30

billion
,
respectively (October 31, 2023 – $445 billion, $34 billion, $49 billion and $32 billion, respectively).
(5)	Europe includes the United Kingdom and the Channel Islands.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	January 31 2024	October 31 2023
Within 1 year:
less than 3 months	$168,694	$182,373
3 to 6 months	100,797	69,868
6 to 12 months	145,368	151,079
1 to 2 years	76,110	76,232
2 to 3 years	55,812	49,965
3 to 4 years	39,359	36,774
4 to 5 years	29,681	36,506
Over 5 years	48,858	40,725
	$664,679	$643,522
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$602,000	$586,000